                       INVESTING
 [EATON VANCE LOGO]    FOR THE
                       21ST
                       CENTURY-REGISTERED TRADEMARK-                 [EDUCATION]




A n n u a l   R e p o r t   D e c e m b e r  3 1 , 1 9 9 9


[HIGHWAY AT NIGHT]                  EATON VANCE
                                     TAX FREE
                                     RESERVES


                      Global Management-Global Distribution>


                    [BRIDGE]

EATON VANCE TAX FREE RESERVES as of December 31, 1999
-------------------------------------------------------------------------------
I N V E S T M E N T   U P D A T E
-------------------------------------------------------------------------------

[PHOTO]                Investment Environment
                       -------------------------------------------------
                       The Economy
William H. Ahern
Portfolio Manager      - The U.S. economy continued to expand strongly in the
                         past year, with gross domestic product rising at a 5.8% pace in the fourth quarter. With unemployment at a 30-year low, consumer confidence remained high, providing a boost to retail activity.
- Despite a robust economy and ebullient consumer attitudes, inflation increased in 1999 from only 1.6% to 2.7%, still a low rate. Continuing global competition, increased productivity and the enhanced use of technology have generally helped keep inflation pressures in check.

  The Market

- In an effort to prevent a recurrence of inflation, the Federal Reserve Board raised the Federal Funds interest rate three times in 1999. It ended the year at 5.50%. The Federal Funds rate is the rate for interbank overnight loans and serves as a key interest rate barometer.

- With short-term interest rates rising, bonds had a difficult year. The benchmark 30-year Treasury bond's total return was down 14.40% in 1999, one of its worst years ever. Generally, shorter-duration portfolios outperformed longer ones.

- The outlook for bonds in the year ahead is somewhat more optimistic. While the Fed is expected to raise rates again in early February, and perhaps more by mid-year, with no real signs of inflation on the horizon, the bond market is expected to respond favorably. In addition, the Treasury is expected to issue fewer bonds in 2000, which should place further downward pressure on yields.

The Fund
-------------------------------------------------------------------------------
  The Past Year

- During the year ended December 31, 1999, shareholders of Eaton Vance Tax Free Reserves received $0.029 in income dividends, free from regular federal income tax.(1)

About Eaton Vance Tax Free Reserves

- Eaton Vance Tax Free Reserves invests only in dollar-denominated, high-quality securities with low credit risk.(2)

- The Fund seeks to invest in short-term obligations that have been rated in one of the two highest short-term ratings categories.

- Taxes are always a concern for investors who wish to maximize their after-tax returns. A money market mutual fund investing in high-quality investments, exempt from regular federal tax, can be a sensible way to earn income, while preserving capital and maintaining liquidity.



-------------------------------------------------------------------------------
(1) A portion of the Fund's income could be subject to federal alternative minimum tax. Income may be subject to state tax.

(2) An investment in the Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share. The Fund has no sales charge.




-------------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
-------------------------------------------------------------------------------

EATON VANCE TAX FREE RESERVES AS OF DECEMBER 31, 1999

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 97.1%

  PRINCIPAL AMOUNT
  (000'S OMITTED)      SECURITY                                  VALUE
----------------------------------------------------------------------------
Commercial Paper -- 6.2%
----------------------------------------------------------------------------
       $1,000          Lincoln County, WY, Municipal Parking
                       (LOC: Union Bank of Switzerland),
                       3.85%, 1/19/00                            $ 1,000,000
        1,500          Rochester, MN, Health Care Facilities,
                       (Mayo Clinic), 3.70%, 3/6/00                1,500,000
----------------------------------------------------------------------------
                                                                 $ 2,500,000
----------------------------------------------------------------------------
General Obligation Notes/Bonds -- 14.4%
----------------------------------------------------------------------------
       $1,000          Fairfax County, VA, (Public
                       Improvement), 4.25%, 6/1/00               $ 1,001,406
        1,000          Maryland State General Obligation,
                       (Charleston Community), 4.75%, 8/1/00       1,005,926
        1,000          South Carolina State General Obligation,
                       5.50%, 4/1/00                               1,004,682
        1,810          Washington State General Obligation,
                       4.70%, 10/1/00                              1,820,495
          980          West Virgina State General Obligation,
                       3.50%, 6/1/00                                 979,421
----------------------------------------------------------------------------
                                                                 $ 5,811,930
----------------------------------------------------------------------------
Revenue Notes/Bonds -- 7.9%
----------------------------------------------------------------------------
       $  270          Austin, TX, Utilities System, (FGIC),
                       6.00%, 5/15/00                            $   272,233
        1,500          Colorado Health Facilities Authority,
                       (Porter Memorial Hospital),
                       7.40%, 2/1/00                               1,504,881
        1,000          Kentucky Turnpike Authority EDC,
                       7.25%, 5/15/00                              1,027,759
          400          Maricopa County, AZ, Transportation
                       Board of Excise Tax Authority, (AMBAC),
                       5.50%, 7/1/00                                 403,674
----------------------------------------------------------------------------
                                                                 $ 3,208,547
----------------------------------------------------------------------------
Variable Rate Demand Obligations -- 68.6%
----------------------------------------------------------------------------
       $1,100          Austin, TX, Airport, (LOC: Morgan
                       Guaranty Trust), 5.25%, 11/15/17          $ 1,100,000
          500          Bexar County, TX, Health Facilities,
                       (LOC: Rabobank Nederland),
                       5.00%, 7/1/11                                 500,000
          750          California PCR, (Wadham Energy), (LOC:
                       Banque Paribas), 5.75%, 11/1/17               750,000
          500          Chicago, IL, Multifamily, (LOC: Swiss
                       Bank), 5.55%, 11/1/10                         500,000
        1,700          Clark County, NV, Airport, (LOC:
                       Westduetsche Landesbank), 5.15%, 7/1/25     1,700,000
        1,900          Connecticut HEFA, (Yale University),
                       5.10%, 7/1/29                               1,900,000
          500          Delaware EDA, IDR, (Star Enterprise),
                       (LOC: Canadian Imperial Bank),
                       5.45%, 8/1/29                                 500,000
          800          Delaware Valley, PA, Regional Finance
                       Authority, (LOC: Credit Suisse),
                       5.20%, 12/1/17                                800,000
        1,200          Delaware Valley, PA, Regional Finance
                       Authority, (LOC: Credit Suisse),
                       5.20%, 12/1/20                              1,200,000
          500          Florida HFA, (Monterey Meadows Apt.),
                       (LOC: Citibank, N.A.), 4.80%, 12/1/07         500,000
          400          Fulton County, GA, IDR, (American
                       National Red Cross), (LOC: Wachovia Bank
                       of GA, N.A.), 5.50%, 8/1/05                   400,000
PRINCIPAL AMOUNT
(000'S OMITTED)        SECURITY                                  VALUE
----------------------------------------------------------------------------

Variable Rate Demand Obligations (continued)
----------------------------------------------------------------------------
       $  900          Galveston, TX, IDR, (Mitchell
                       Interests), (LOC: Banc One),
                       5.25%, 9/1/13                             $   900,000
          965          Illinois Development Finance Authority,
                       (Cinnamon Lake Towers), (LOC: The First
                       National Bank of Chicago),
                       5.50%, 4/15/37                                965,000
        1,250          Jefferson Parish, LA, Hospital Revenue
                       Authority, (West Jefferson Medical
                       Center), (LOC: Rabobank Nederland),
                       5.65%, 1/1/26                               1,250,000
        1,000          Kansas City, MO, IDA, (Willow Creek IV
                       Apartments), Fannie Mae, 5.35%, 9/1/25      1,000,000
          600          Lee County, FL, IDA, Health Care
                       Facilities, (Cypress Cove HealthPark),
                       (LOC: Kredietbank, N.V.),
                       4.80%, 10/1/04                                600,000
        2,000          Maricopa County, AZ, PCR, (LOC: Toronto
                       Dominion Bank), 4.80%, 5/1/29               2,000,000
        1,500          Maryland HEFA, (LOC: First Union),
                       5.50%, 1/1/28                               1,500,000
        1,000          Metropolitan Government of Nashville and
                       Davidson County, TN, IDR, (Dixie
                       Graphics, Inc.), (LOC: Suntrust Bank,
                       Nashville, N.A.), 5.55%, 5/1/09             1,000,000
        1,200          Missouri HEFA, Cox Health Systems, (SPA:
                       Chase Manhattan), (MBIA), 4.70%, 6/1/15     1,200,000
          750          Nebhelp, Inc., NE, (LOC: Student Loan
                       Marketing), 5.70%, 12/1/16                    750,000
          700          Panhandle-Plains, TX, HEFA, (LOC:
                       Student Loan Marketing), 5.25%, 10/1/02       700,000
          500          Panhandle-Plains, TX, HEFA, (LOC:
                       Student Loan Marketing), 5.25%, 6/1/21        500,000
        2,070          Putnam County, FL, PCR, (Seminole
                       Electric) (SBPA: National Rural
                       Utilities Corp.), 5.55%, 3/15/14            2,070,000
        1,985          Texas Veteran's Housing Assistance State
                       Guaranty, 5.15%, 12/1/16                    1,985,000
        1,500          Washington Public Power Supply System,
                       (Nuclear Project Number 2), (LOC: Bank
                       of America), 5.20%, 7/1/17                  1,500,000
----------------------------------------------------------------------------
                                                                 $27,770,000
----------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.1%
   (identified cost $39,290,477)                                 $39,290,477(1)
----------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.9%                           $ 1,165,260
----------------------------------------------------------------------------
Net Assets -- 100.0%                                             $40,455,737
----------------------------------------------------------------------------

 At December 31, 1999, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:

Texas                                       14.7%
Others, representing less than 10%
individually                                82.4%

 (1)  Cost for federal income taxes is the same.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX FREE RESERVES AS OF DECEMBER 31, 1999

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 1999
Assets
-----------------------------------------------------
Investments, at value (identified cost,
   $39,290,477)                           $39,290,477
Cash                                          589,121
Receivable for Fund shares sold             1,417,922
Interest receivable                           241,697
-----------------------------------------------------
TOTAL ASSETS                              $41,539,217
-----------------------------------------------------
Liabilities
-----------------------------------------------------
Payable for Fund shares redeemed          $   976,594
Dividends payable                              82,108
Payable to affiliate for Trustees' fees           760
Accrued expenses                               24,018
-----------------------------------------------------
TOTAL LIABILITIES                         $ 1,083,480
-----------------------------------------------------
NET ASSETS FOR 40,473,424 SHARES OF
   BENEFICIAL INTEREST OUTSTANDING        $40,455,737
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Paid-in capital                           $40,473,424
Accumulated net realized loss (computed
   on the basis of identified cost)           (17,687)
-----------------------------------------------------
TOTAL                                     $40,455,737
-----------------------------------------------------

Net Asset Value, Offering Price and
Redemption Price Per Share
-----------------------------------------------------
($40,455,737  DIVIDED BY 40,473,424
   SHARES OF BENEFICIAL INTEREST
   OUTSTANDING)                           $      1.00
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR
ENDED DECEMBER 31, 1999
Investment Income
----------------------------------------------------
Interest                                  $1,542,106
----------------------------------------------------
TOTAL INVESTMENT INCOME                   $1,542,106
----------------------------------------------------

Expenses
----------------------------------------------------
Investment adviser fee                    $  240,365
Trustees fees and expenses                     2,000
Custodian fee                                 39,527
Legal and accounting services                 30,221
Transfer and dividend disbursing agent
   fees                                       14,740
Registration fees                             14,141
Printing and postage                           6,078
Interest                                         820
Miscellaneous                                 17,363
----------------------------------------------------
TOTAL EXPENSES                            $  365,255
----------------------------------------------------
Deduct --
   Reduction of investment adviser fee    $  144,202
   Reduction of custodian fee                 39,527
----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $  183,729
----------------------------------------------------

NET EXPENSES                              $  181,526
----------------------------------------------------

NET INVESTMENT INCOME                     $1,360,580
----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $1,360,580
----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX FREE RESERVES AS OF DECEMBER 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

Increase (Decrease) in                    YEAR ENDED         YEAR ENDED
NET ASSETS                                DECEMBER 31, 1999  DECEMBER 31, 1998
------------------------------------------------------------------------------
From operations --
   Net investment income                  $       1,360,580  $       1,669,523
   Net realized gain                                     --                321
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $       1,360,580  $       1,669,844
------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income             $      (1,360,580) $      (1,669,523)
------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $      (1,360,580) $      (1,669,523)
------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest at Net Asset Value of $1.00
   per share--
   Proceeds from sale of shares           $     159,035,883  $     175,926,805
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared                        529,882            825,544
   Cost of shares redeemed                     (166,381,727)      (163,440,839)
------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS           $      (6,815,962) $      13,311,510
------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $      (6,815,962) $      13,311,831
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of year                      $      47,271,699  $      33,959,868
------------------------------------------------------------------------------
AT END OF YEAR                            $      40,455,737  $      47,271,699
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX FREE RESERVES AS OF DECEMBER 31, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                  YEAR ENDED DECEMBER 31,
                                  --------------------------------------------------------
                                    1999        1998        1997        1996        1995
------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------
Net investment income             $ 0.029     $ 0.031     $ 0.031     $ 0.030     $ 0.035
------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS      $ 0.029     $ 0.031     $ 0.031     $ 0.030     $ 0.035
------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------
From net investment income        $(0.029)    $(0.031)    $(0.031)    $(0.030)    $(0.035)
------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS               $(0.029)    $(0.031)    $(0.031)    $(0.030)    $(0.035)
------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
------------------------------------------------------------------------------------------

TOTAL RETURN(1)                      2.89%       3.09%       3.16%       3.08%       3.53%
------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $40,456     $47,272     $33,960     $23,355     $23,912
Ratios (As a percentage of
   average daily net assets):
   Net operating expenses(2)         0.46%       0.48%       0.52%       0.33%       0.34%
   Net expenses after
      custodian fee
      reduction(2)                   0.38%       0.40%       0.46%       0.27%         --
   Interest expense                  --(3)       0.01%       0.01%       0.02%       0.05%
   Net investment income             2.83%       3.04%       3.12%       3.04%       3.47%
------------------------------------------------------------------------------------------
+ The operating expenses of the Fund may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(2)                       0.76%       0.76%       0.67%       0.69%       0.73%
   Expenses after custodian
      fee reduction(2)               0.68%       0.68%       0.61%       0.63%         --
   Net investment income             2.53%       2.76%       2.96%       2.66%       3.02%
Net investment income per
   share                          $ 0.026     $ 0.028     $ 0.030     $ 0.027     $ 0.030
------------------------------------------------------------------------------------------

 (1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (2) The expense ratios for the year ended December 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the year ended December 31, 1995 have not been adjusted to reflect this change.
 (3)  Represents less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX FREE RESERVES AS OF DECEMBER 31, 1999

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Tax Free Reserves (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund seeks to earn as high a rate of income exempt from regular federal income tax while preserving capital and maintaining liquidity. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Security Valuation -- The Fund values investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the Investment Company Act of 1940, pursuant to which the Fund must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

 B Interest Income -- Interest income consists of interest accrued, adjusted for amortization of any discount or premium, accrued ratably to the date of maturity or call when required for federal income tax purposes.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 1999, the Fund, for federal income tax purposes, had a capital loss carryover of $17,687, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Such capital loss carryover will expire on December 31, 2002 ($16,208) and December 31, 2005 ($1,479). Dividends paid by the Fund from net interest earned on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for shareholders.

 D Other -- Investment transactions are accounted for on a trade date basis.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 F Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Distributions to Shareholders
-------------------------------------------
   The net investment income of the Fund is determined daily, and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Such dividends are paid monthly. Distributions are paid in the form of additional shares of the Fund, or, at the election of the shareholder, in cash.

3 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management, investment advisory, and other services rendered to the Fund and is computed at the monthly rate of 1/24 of 1% (0.50% annually) of the Fund's average monthly net assets. To enhance the net investment income of the Fund, EVM made a reduction of its fee in the amount of $144,202 for the year ended December 31, 1999. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Certain officers and Trustees of the Fund are officers of the above organizations.

EATON VANCE TAX FREE RESERVES AS OF DECEMBER 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

4 Shares of Beneficial Interest
-------------------------------------------
   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

5 Line of Credit
-------------------------------------------
   The Fund participates with other portfolios and funds managed by EVM and affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The average daily loan balance for the year ended December 31, 1999 was $14,984 and the average interest rate was 5.47%.

6 Purchases and Sales of Investments
-------------------------------------------
   The Fund invests primarily in state and municipal debt securities. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or municipality. Purchases and sales (including maturities) of investments aggregated $94,997,305 and $102,879,000, respectively.

EATON VANCE TAX FREE RESERVES AS OF DECEMBER 31, 1999

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE TRUSTEES AND SHAREHOLDERS OF
EATON VANCE TAX FREE RESERVES
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and financial highlights present fairly, in all material respects, the financial position of Eaton Vance Tax Free Reserves (the "Fund") at December 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
January 31, 2000

EATON VANCE TAX FREE RESERVES AS OF DECEMBER 31, 1999

INVESTMENT MANAGEMENT

EATON VANCE TAX FREE RESERVES

Officers

James B. Hawkes
President and Trustee

William H. Ahern, Jr.
Vice President and
Portfolio Manager

Thomas J. Fetter
Vice President

Armin J. Lang
Vice President

Michael R. Mach
Vice President

Robert B. MacIntosh
Vice President

Edward E. Smiley, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

                      This Page Intentionally Left Blank.

INVESTMENT ADVISER
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109



PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260



CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116



TRANSFER AGENT
PFPC GLOBAL FUND SERVICES
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123



INDEPENDENT ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
160 Federal Street
Boston, MA  02110










Eaton Vance Tax Free Reserves
The Eaton Vance Building
255 State Street
Boston, MA 02109



-------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
-------------------------------------------------------------------------------
227-12/99                                                                  TRSRC